Stock-based Compensation (Details Narrative) - USD ($)	3 Months Ended					9 Months Ended	12 Months Ended
	Sep. 30, 2024		Jun. 30, 2024		Mar. 31, 2024	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Oct. 10, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Employee benefits and share-based compensation							$ 0	$ 0
Share-Based Payment Arrangement, Noncash Expense							$ 2,093,199	$ 27,949,257
Restricted Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Grants in Period	2,654,281	[1]	2,669,932	[1]	3,101,277		350,000		191,622
Share-Based Payment Arrangement, Noncash Expense								$ 27,137,991
Unrecognized stock-based compensation	$ 0					$ 0	$ 0
2015 Stock Option Plan [Member] | Equity Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based compensation award vesting period							1 year
2015 Stock Option Plan [Member] | Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrant or right, reason for issuance, description							The maximum number of shares of Common Stock which may be issued over the term of the Plan shall not exceed Twenty-Two Thousand Five Hundred (22,500). Options are exercisable over periods not to exceed 10 years (five years for incentive stock options granted to holders of 10% or more of voting stock) from the date of grant
Common stock subject to option percentage						20.00%	20.00%
Share based compensation award vesting period						1 year
Options description						The maximum number of shares of Common Stock which may be issued over the term of the Plan shall not exceed Twenty-Two Thousand Five Hundred (22,500). Options are exercisable over periods not to exceed 10 years (five years for incentive stock options granted to holders of 10% or more of voting stock) from the date of grant.
Option exercisable period						10 years
2021 Equity Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Purchase price of common stock, percent						5.00%	5.00%
2021 Equity Incentive Plan [Member] | Common Class A [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock reserved for issuance	616,518					616,518	616,518
Two Thousand Twenty Three Equity Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares granted			2,669,232		1,850,000		350,000
Two Thousand Twenty Three Equity Incentive Plan [Member] | Common Class A [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock reserved for issuance										500,000
Shares awarded							350,000

[1]	Of the shares granted during the quarters ending June 30, 2024 and September 30, 2024 approximately 1.75 millionn and 2.1 million shares were granted in lieu of making cash payments to satisfy accrued liabilities and approximately 900K shares were issued to compensate for consulting services incurred during the quarter. All shares were registered in the S1 filing and no longer restricted.